Dividends - Disclosure of interim dividends paid (Parenthetical) (Details) - ₩ / shares	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021
Common Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	₩ 525	₩ 525	₩ 525	₩ 400	₩ 400	₩ 400	₩ 260	₩ 300
Convertible Preferred Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share			₩ 525	₩ 400	₩ 400	₩ 400	₩ 260	₩ 300